INTANGIBLE ASSETS (Details Narrative) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Jul. 01, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Asset Acquisition [Line Items]
Intangible asset useful life	5 years	5 years
Indefinite lived trademarks		$ 13
Amortization of intangible assets		$ 333	$ 223	$ 1,168
AI Powered Consumer Home Search Portal and Technology Assets [Member]
Asset Acquisition [Line Items]
Asset acquisition	$ 2,750